EQUITY - Schedule Of Class A Shares Purchased (Details) - Management Share Option Plan - Equity-Settled Share-Based Payment Arrangement shares in Thousands	Dec. 31, 2017 USD ($) shares year	Dec. 31, 2017 CAD ($) shares year	Dec. 31, 2016 USD ($) shares year	Dec. 31, 2016 CAD ($) shares year	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD ($)
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share	$ 27.71	$ 12.35	$ 25.77	$ 15.63	$ 24.98	$ 17.07
Class A shares
Disclosure of classes of share capital [line items]
Vested (in shares)	22,310	22,310	24,104	24,104
Unvested (in shares)	15,380	15,380	15,063	15,063
Total (in shares)	37,690	37,690	39,167	39,167
Class A shares | C$11.77
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	$ 11.77
Weighted-Average Remaining Life (in years) | year	1.2	1.2	2.2	2.2
Vested (in shares)	2,620	2,620	4,885	4,885
Unvested (in shares)	0	0	0	0
Total (in shares)	2,620	2,620	4,885	4,885
Class A shares | Range two
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	$ 21.08
Weighted-Average Remaining Life (in years) | year	0.1	0.1	1.1	1.1
Vested (in shares)	177	177	2,159	2,159
Unvested (in shares)	0	0	0	0
Total (in shares)	177	177	2,159	2,159
Class A shares | Range three
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	$ 15.45
Weighted-Average Remaining Life (in years) | year	2.2	2.2	0.1	0.1
Vested (in shares)	4,772	4,772	640	640
Unvested (in shares)	0	0	0	0
Total (in shares)	4,772	4,772	640	640
Class A shares | Range four
Disclosure of classes of share capital [line items]
Weighted-Average Remaining Life (in years) | year	3.8	3.8	3.2	3.2
Vested (in shares)	5,834	5,834	5,153	5,153
Unvested (in shares)	0	0	0	0
Total (in shares)	5,834	5,834	5,153	5,153
Class A shares | Range five
Disclosure of classes of share capital [line items]
Weighted-Average Remaining Life (in years) | year	6.5	6.5	4.8	4.8
Vested (in shares)	6,858	6,858	5,626	5,626
Unvested (in shares)	5,967	5,967	890	890
Total (in shares)	12,825	12,825	6,516	6,516
Class A shares | Range six
Disclosure of classes of share capital [line items]
Weighted-Average Remaining Life (in years) | year	7.1	7.1	7.5	7.5
Vested (in shares)	2,049	2,049	4,692	4,692
Unvested (in shares)	3,191	3,191	9,143	9,143
Total (in shares)	5,240	5,240	13,835	13,835
Class A shares | Range seven
Disclosure of classes of share capital [line items]
Weighted-Average Remaining Life (in years) | year	9.1	9.1	8.1	8.1
Vested (in shares)			949	949
Unvested (in shares)			5,030	5,030
Total (in shares)			5,979	5,979
Class A shares | Range eight
Disclosure of classes of share capital [line items]
Vested (in shares)	0	0
Unvested (in shares)	6,222	6,222
Total (in shares)	6,222	6,222
Bottom of range | Class A shares | Range two
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $				$ 18.20
Bottom of range | Class A shares | Range four
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $		$ 18.20
Bottom of range | Class A shares | Range five
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	$ 16.83		$ 16.83
Bottom of range | Class A shares | Range six
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	25.21		25.21
Bottom of range | Class A shares | Range seven
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	33.75		33.75
Bottom of range | Class A shares | Range eight
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	36.88
Top of range | Class A shares | Range two
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $				$ 23.63
Top of range | Class A shares | Range four
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $		$ 23.63
Top of range | Class A shares | Range five
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	23.37		23.37
Top of range | Class A shares | Range six
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	30.59		36.32
Top of range | Class A shares | Range seven
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	36.32		$ 36.32
Top of range | Class A shares | Range eight
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	$ 37.75